UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road, Albany, NY  12205

(Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

26 Vly Road, Albany, NY  12205

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	June 30, 2008

Shares		Value

COMMON STOCK - 94.92%

Accident & Health Insurance - 2.23%
20,000	Conseco, Inc. *	$ 198,400

Air-Conditioning & Warm Air Heating Equipment - 2.14%
5,800	Tecumseh Products Co. *	190,124

Aircraft Parts & Auxiliary Equipment - 1.78%
8,500	Hawk Corp. *	158,100

Beverage-Soft Drinks - 0.89%
4,000	Pepsiamericas, Inc.	79,120

Biotechnology Research & Products - 1.86%
42,800	Trinity Biotech Plc. ADS (Ireland) *	165,208

Broadcasting And Cable TV - 0.71%
55,000	Spanish Broadcasting System, Inc. *	62,700

Communications Technology - 0.63%
50,393	NMS Communications Corp. *	55,936

Computer Communications Equipment - 2.24%
94,000	3Com Corp. *	199,280

Computer Services Soft & System - 5.66%
7,000	Lawson Software Americas, Inc. *	50,890
19,000	Skillsoft Public Limited Co. ADR *	171,760
60,000	Sumtotal Systems, Inc. *	280,200
		502,850
Computer Technology - 1.67%
9,900	Perot Systems Corp. *	148,599

Contain & Package-Metal & Glass - 2.90%
9,900	Crown Holdings, Inc. *	257,301

Drugs & Pharmaceuticals - 2.65%
22,500	King Pharmaceuticals, Inc. *	235,575

Electric Services - 6.99%
19,500	Dynegy, Inc. *	166,725
18,500	PNM Resources, Inc.	221,260
7,504	Unisource Energy Corp.	232,699
		620,684
Entertainment - 1.01%
3,000	Dreamworks Animation Skg, Inc. *	89,430

Financial Data Process Services - 2.39%
28,085	BGC Partners, Inc.	212,042

Financial Miscellaneous - 3.37%
6,400	Medallion Financial Corp.	60,288
25,980	PMA Capital Corp. *	239,276
		299,564
Fire, Marine & Casualty Insurance - 2.66%
16,000	Montpelier Re Holdings, Ltd.	236,000

Gold & Silver Ores - 0.33%
10,000	Coeur D'Alene Mines Corp. *	29,000

Health Services - 2.49%
27,000	Cardiac Science Corp. *	221,400

Healthcare Information Services - 2.62%
35,000	Medecision, Inc. *	232,750

Home Health Care - 1.46%
126,810	Hooper Holmes, Inc. *	129,346

Instruments for Measuring & Testing of Electricity & Electronic Signals - 1.35%
17,303	Ixia *	120,256

Insurance-Life - 1.30%
5,000	Delphi Financial Group, Inc.	115,700

Medical & Dental Instruments & Supply - 1.28%
17,425	Vascular Solutions, Inc. *	113,263

Miscellaneous Chemical Products - 1.94%
5,900	WD 40 Co.	172,575

Printed Circuit Boards - 4.44%
42,000	DDI Corp. *	252,420
111,000	Sanmina-Sci Corp. *	142,080
		394,500
Pharmaceutical Preparations - 2.03%
8,000	Alpharma, Inc. *	180,240

Publishing-Newspapers - 2.06%
38,000	Journal Communications, Inc.	183,160

Radio & TV Broadcasting & Communications Equipment - 1.46%
20,400	Endwave Corp. *	129,540

Radio Broadcasting Stations - 2.92%
22,000	Cox Radio, Inc. Class A *	259,600

Retail-Grocery Stores - 3.36%
12,800	Ingles Markets, Inc.	298,624

Retail-Women's Clothing Stores - 0.20%
2,600	Christopher & Banks Corp.	17,680

Semiconductors & Related Devices - 2.41%
51,000	Axt, Inc. *	213,690

Services-Amusements & Recreation Services - 4.10%
30,500	Warner Music Group Corp.	217,770
118,000	Westwood One, Inc. *	146,320
		364,090
Services-Computer Programming & Data Preparation - 1.03%
44,000	Ipass, Inc. *	91,080

Services-Computer Programming Services - 2.92%
8,000	I2 Technologies, Inc. *	99,440
24,240	Realnetwork, Inc. *	159,984
		259,424
Sporting & Athletic Goods - 0.62%
16,121	Cybex International, Inc. *	55,295

Sugar & Confectionery Products - 3.38%
11,948	Tootsie Roll Industries, Inc.	300,253

Surgical & Medical Instruments & Apparatus - 1.53%
10,000	Angiodynamics, Inc. *	136,200

Surety Insurance - 4.57%
14,000	Assured Guaranty Ltd. (Bermuda)	251,860
13,000	Old Republic International Corp.	153,920
		405,780
Television Broadcasting Stations - 3.33%
39,500	Gray Television, Inc.	113,365
24,000	Sinclair Broadcast Group, Inc.	182,400
		295,765

TOTAL FOR COMMON STOCKS (Cost $9,130,689) - 94.92%		8,430,124

SHORT-TERM INVESTMENTS - 5.63%
499,968	Huntington U.S. Treasury Money Market IV (Cost $499,968) 0.85% **	499,968

TOTAL INVESTMENTS (Cost $9,630,657) - 100.55%		8,930,092

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.55)%		(49,168)

NET ASSETS - 100.00%		$ 8,880,924

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at June 30, 2008.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS
At June 30, 2008 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,630,657 amounted to $700,565 which consisted of aggregate gross unrealized appreciation of
$751,491 and aggregate gross unrealized depreciation of $1,452,057.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 8,930,092	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 8,930,092	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date August 21, 2008

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date August 21, 2008

* Print the name and title of each signing officer under his or her signature.